LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Notional amount	$ 1,847.0
Deferred Financing Costs	(9.6)
Carrying Amount	1,837.4	$ 1,735.0
Fair Value	1,981.9	1,668.8
Senior notes
Long-term debt
Notional amount	1,747.0
Deferred Financing Costs	(9.6)
Carrying Amount	1,737.4	1,735.0
Fair Value	$ 1,881.9	$ 1,668.8
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Revolving credit facility
Long-term debt
Notional amount	$ 100.0
Carrying Amount	100.0
Fair Value	$ 100.0
Revolving credit facility | LIBOR
Long-term debt
Interest rate (as a percent)	1.625%	1.625%